FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Interest on long-term banks	$ 30	$ 16	$ 19
Bank charges and short-term credit	45	178	287
Foreign exchange loss, net	413	127	105
Other financing expenses, net		16	29
Financial expenses, net	$ 488	$ 337	$ 440